UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-22061
Name of Fund:
BlackRock Funds II
BlackRock Global Dividend Portfolio
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2024
Date of reporting period:
5/31/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith
(b) Not Applicable

BlackRock Global Dividend Portfolio
Institutional Shares | BIBDX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.81%
How did the Fund perform last year?
  Global equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI All Country World Index) were led by stock selection in industrials and energy along with a lack of exposure to utilities. In terms of individual holdings, results for Taiwanese semiconductor company MediaTek benefited from improving inventory levels and expectations that a new flagship chip would drive accelerating sales within its smartphone segment. American specialty insurance company Assurant exceeded earnings estimates and upgraded its outlook for 2023, reflecting continued improvement in both its global housing and global lifestyle segments. U.S. energy technology company Baker Hughes outperformed as energy stocks were boosted as recession fears waned and the production cuts by several OPEC+ countries production cuts led oil prices higher.
What detracted from performance?
Stock selection detracted the most within communication services, financials, and healthcare. Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. Anglo-Swedish pharmaceutical company AstraZeneca lagged despite posting strong results given the market’s preference for more growth-oriented stocks. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.80%	8.65%	6.34%
MSCI All Country World Index	23.56	11.68	8.40
Key Fund statistics
Net Assets	$1,288,851,958
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$7,496,169
Portfolio Turnover Rate	50%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	59.4%
United Kingdom	10.8
France	8.6
Switzerland	5.0
Netherlands	4.1
Denmark	3.2
Taiwan	3.2
Canada	2.0
Mexico	1.8
Singapore	1.1
Indonesia	0.7
Short-Term Securities	0.2
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Dividend Portfolio
Institutional Shares | BIBDX
Annual Shareholder Report — May 31, 2024
BIBDX-05/24-AR

BlackRock Global Dividend Portfolio
Investor A Shares | BABDX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$115	1.06%
How did the Fund perform last year?
  Global equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI All Country World Index) were led by stock selection in industrials and energy along with a lack of exposure to utilities. In terms of individual holdings, results for Taiwanese semiconductor company MediaTek benefited from improving inventory levels and expectations that a new flagship chip would drive accelerating sales within its smartphone segment. American specialty insurance company Assurant exceeded earnings estimates and upgraded its outlook for 2023, reflecting continued improvement in both its global housing and global lifestyle segments. U.S. energy technology company Baker Hughes outperformed as energy stocks were boosted as recession fears waned and the production cuts by several OPEC+ countries production cuts led oil prices higher.
What detracted from performance?
Stock selection detracted the most within communication services, financials, and healthcare. Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. Anglo-Swedish pharmaceutical company AstraZeneca lagged despite posting strong results given the market’s preference for more growth-oriented stocks. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.60%	8.39%	6.08%
Investor A Shares (with sales charge)	10.48	7.23	5.50
MSCI All Country World Index	23.56	11.68	8.40
Key Fund statistics
Net Assets	$1,288,851,958
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$7,496,169
Portfolio Turnover Rate	50%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	59.4%
United Kingdom	10.8
France	8.6
Switzerland	5.0
Netherlands	4.1
Denmark	3.2
Taiwan	3.2
Canada	2.0
Mexico	1.8
Singapore	1.1
Indonesia	0.7
Short-Term Securities	0.2
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Dividend Portfolio
Investor A Shares | BABDX
Annual Shareholder Report — May 31, 2024
BABDX-05/24-AR

BlackRock Global Dividend Portfolio
Investor C Shares | BCBDX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$202	1.87%
How did the Fund perform last year?
  Global equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI All Country World Index) were led by stock selection in industrials and energy along with a lack of exposure to utilities. In terms of individual holdings, results for Taiwanese semiconductor company MediaTek benefited from improving inventory levels and expectations that a new flagship chip would drive accelerating sales within its smartphone segment. American specialty insurance company Assurant exceeded earnings estimates and upgraded its outlook for 2023, reflecting continued improvement in both its global housing and global lifestyle segments. U.S. energy technology company Baker Hughes outperformed as energy stocks were boosted as recession fears waned and the production cuts by several OPEC+ countries production cuts led oil prices higher.
What detracted from performance?
Stock selection detracted the most within communication services, financials, and healthcare. Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. Anglo-Swedish pharmaceutical company AstraZeneca lagged despite posting strong results given the market’s preference for more growth-oriented stocks. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.64%	7.54%	5.42%
Investor C Shares (with sales charge)	14.64	7.54	5.42
MSCI All Country World Index	23.56	11.68	8.40
Key Fund statistics
Net Assets	$1,288,851,958
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$7,496,169
Portfolio Turnover Rate	50%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	59.4%
United Kingdom	10.8
France	8.6
Switzerland	5.0
Netherlands	4.1
Denmark	3.2
Taiwan	3.2
Canada	2.0
Mexico	1.8
Singapore	1.1
Indonesia	0.7
Short-Term Securities	0.2
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Dividend Portfolio
Investor C Shares | BCBDX
Annual Shareholder Report — May 31, 2024
BCBDX-05/24-AR

BlackRock Global Dividend Portfolio
Class K Shares | BKBDX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$79	0.73%
How did the Fund perform last year?
  Global equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI All Country World Index) were led by stock selection in industrials and energy along with a lack of exposure to utilities. In terms of individual holdings, results for Taiwanese semiconductor company MediaTek benefited from improving inventory levels and expectations that a new flagship chip would drive accelerating sales within its smartphone segment. American specialty insurance company Assurant exceeded earnings estimates and upgraded its outlook for 2023, reflecting continued improvement in both its global housing and global lifestyle segments. U.S. energy technology company Baker Hughes outperformed as energy stocks were boosted as recession fears waned and the production cuts by several OPEC+ countries production cuts led oil prices higher.
What detracted from performance?
Stock selection detracted the most within communication services, financials, and healthcare. Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. Anglo-Swedish pharmaceutical company AstraZeneca lagged despite posting strong results given the market’s preference for more growth-oriented stocks. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.86%	8.71%	6.40%
MSCI All Country World Index	23.56	11.68	8.40
Key Fund statistics
Net Assets	$1,288,851,958
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$7,496,169
Portfolio Turnover Rate	50%
Performance shown prior to the Class K Shares inception date of June 8, 2016 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	59.4%
United Kingdom	10.8
France	8.6
Switzerland	5.0
Netherlands	4.1
Denmark	3.2
Taiwan	3.2
Canada	2.0
Mexico	1.8
Singapore	1.1
Indonesia	0.7
Short-Term Securities	0.2
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Dividend Portfolio
Class K Shares | BKBDX
Annual Shareholder Report — May 31, 2024
BKBDX-05/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Dividend Portfolio	$22,950	$22,950	$0	$44	$17,600	$17,600	$407	$218

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Dividend Portfolio	$18,007	$17,862

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

MAY 31, 2024

2024 Annual Financial Statements

BlackRock Funds II

•  BlackRock Global Dividend Portfolio

BlackRock Series, Inc.

•  BlackRock International Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments May 31, 2024	BlackRock Global Dividend Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 2.0%
TELUS Corp.	1,548,447	$25,459,993

Denmark — 3.2%
Novo Nordisk A/S, Class B	304,047	41,194,755

France — 8.6%
Air Liquide SA	133,318	26,246,848
L’Oreal SA	53,987	26,648,014
LVMH Moet Hennessy Louis Vuitton SE	38,094	30,465,452
Sanofi SA	276,241	27,044,546

		110,404,860

Indonesia — 0.7%
Bank Rakyat Indonesia Persero Tbk PT	34,237,500	9,177,000

Mexico — 1.8%
Wal-Mart de Mexico SAB de CV	6,225,358	23,391,187

Netherlands — 4.1%
Koninklijke KPN NV	7,430,439	27,859,019
Shell PLC	688,661	25,033,659

		52,892,678

Singapore — 1.1%
DBS Group Holdings Ltd.	562,430	14,997,654

Switzerland — 5.0%
Nestlé SA, Registered Shares	373,881	39,686,031
Zurich Insurance Group AG, Class N	48,212	25,374,299

		65,060,330

Taiwan — 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,603,000	41,049,534

United Kingdom — 10.8%
AstraZeneca PLC	248,184	38,579,963
BAE Systems PLC	1,234,333	21,978,549
Diageo PLC	689,902	23,227,196
RELX PLC	776,086	34,046,849
Taylor Wimpey PLC	11,046,860	20,914,018

		138,746,575

United States — 59.4%
AbbVie, Inc.	234,238	37,768,535
Accenture PLC, Class A	78,479	22,153,837
Allegion PLC	198,945	24,235,480
Apple Inc.	215,022	41,337,979

Security	Shares	Value

United States (continued)
Applied Materials, Inc.	122,611	$26,371,174
Assurant, Inc.	73,089	12,678,749
Baker Hughes Co., Class A	781,356	26,159,799
Charles Schwab Corp. (The)	253,945	18,609,090
Citizens Financial Group, Inc.	748,740	26,423,035
Hubbell, Inc.	61,208	23,803,179
Intercontinental Exchange, Inc.	187,620	25,122,318
M&T Bank Corp.	139,411	21,134,708
Mastercard, Inc., Class A	27,478	12,284,589
Meta Platforms, Inc., Class A	52,585	24,548,255
Microsoft Corp.	149,965	62,254,970
Mondelez International, Inc., Class A	462,462	31,692,521
Moody’s Corp.	52,041	20,659,757
Oracle Corp.	207,587	24,327,120
Otis Worldwide Corp.	281,965	27,970,928
Paychex, Inc.	262,291	31,516,886
Philip Morris International, Inc.	271,889	27,564,107
Republic Services, Inc.	132,530	24,543,231
Texas Instruments, Inc.	217,038	42,324,580
Union Pacific Corp.	128,535	29,925,519
United Parcel Service, Inc., Class B	169,896	23,603,651
UnitedHealth Group, Inc.	71,772	35,553,696
Williams Cos., Inc. (The)	642,770	26,681,383
Zoetis, Inc., Class A	84,335	14,299,843

		765,548,919

Total Long-Term Investments — 99.9% (Cost: $999,963,676)		1,287,923,485

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(a)(b)	2,641,041	2,641,041

Total Short-Term Securities — 0.2% (Cost: $2,641,041)		2,641,041

Total Investments — 100.1% (Cost: $1,002,604,717)		1,290,564,526

Liabilities in Excess of Other Assets — (0.1)%		(1,712,568)

Net Assets — 100.0%		$1,288,851,958

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Shares	$10,654,110	$—	$(8,013,069	)(a)	$—	$—	$2,641,041	2,641,041	$418,152	$—

(a)	Represents net amount purchased (sold).

4	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Global Dividend Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Canada	$25,459,993	$—	$—	$25,459,993
Denmark	—	41,194,755	—	41,194,755
France	—	110,404,860	—	110,404,860
Indonesia	—	9,177,000	—	9,177,000
Mexico	23,391,187	—	—	23,391,187
Netherlands	—	52,892,678	—	52,892,678
Singapore	—	14,997,654	—	14,997,654
Switzerland	—	65,060,330	—	65,060,330
Taiwan	—	41,049,534	—	41,049,534
United Kingdom	—	138,746,575	—	138,746,575
United States	765,548,919	—	—	765,548,919
Short-Term Securities
Money Market Funds	2,641,041	—	—	2,641,041

	$817,041,140	$473,523,386	$—	$1,290,564,526

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments May 31, 2024	BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.1%
B3 SA - Brasil Bolsa Balcao	12,759,269	$26,243,140
XP, Inc., Class A	1,413,732	26,846,771

		53,089,911

Canada — 10.3%
Canadian National Railway Co.	645,933	82,225,596
Canadian Pacific Kansas City Ltd.	863,943	68,769,343
Teck Resources Ltd., Class B	520,627	27,078,945

		178,073,884

China — 3.9%
Tencent Holdings Ltd.	1,449,700	67,256,792

Denmark — 6.1%
Novo Nordisk A/S, Class B	770,797	104,433,834

France — 9.0%
Air Liquide SA	138,454	27,257,993
Cie de Saint-Gobain SA	504,257	44,521,552
LVMH Moet Hennessy Louis Vuitton SE	74,437	59,530,552
Remy Cointreau SA	263,960	24,715,600

		156,025,697

Germany — 12.5%
Beiersdorf AG	598,034	93,758,051
Deutsche Telekom AG, Registered Shares	2,858,589	69,504,633
Infineon Technologies AG, Class N	1,288,647	52,136,712

		215,399,396

Italy — 3.8%
Ferrari NV	74,368	30,645,757
Intesa Sanpaolo SpA	8,971,786	35,341,993

		65,987,750

Japan — 15.4%
Lasertec Corp.	160,700	41,318,565
Nintendo Co. Ltd.	913,900	49,698,335
Recruit Holdings Co. Ltd.	1,636,300	82,603,527
Sony Group Corp.	1,113,700	91,435,611

		265,056,038

Netherlands — 6.3%
ASML Holding NV	84,549	80,894,051
Heineken NV	279,579	28,052,443

		108,946,494

Security	Shares	Value

South Korea — 3.3%
Samsung Electronics Co. Ltd.	1,060,195	$56,172,134

Switzerland — 1.6%
Julius Baer Group Ltd., Registered Shares	469,922	28,228,858

United Kingdom — 10.3%
AstraZeneca PLC	298,684	46,430,139
Melrose Industries PLC	4,530,341	35,849,146
RELX PLC	788,577	34,594,828
Standard Chartered PLC	6,186,681	61,623,004

		178,497,117

United States — 12.1%
Baker Hughes Co., Class A	1,080,704	36,181,970
Cadence Design Systems, Inc.(a)	143,907	41,202,013
Mastercard, Inc., Class A	172,840	77,271,579
Thermo Fisher Scientific, Inc.	94,919	53,912,093

		208,567,655

Total Long-Term Investments — 97.7% (Cost: $1,373,452,606)		1,685,735,560

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(b)(c)	36,436,007	36,436,007

Total Short-Term Securities — 2.1% (Cost: $36,436,007)		36,436,007

Total Investments — 99.8% (Cost: $1,409,888,613)		1,722,171,567

Other Assets Less Liabilities — 0.2%		3,034,503

Net Assets — 100.0%		$1,725,206,070

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

6	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock International Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Shares	$91,039,412	$—	$(54,603,405	)(a)	$—	$—	$36,436,007	36,436,007	$1,853,406		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(770	)(a)	770	—	—	—	1,894	(c)	—

					$770	$—	$36,436,007		$1,855,300		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended May 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$87,548	$—	$—	$87,548

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(2,193,919)	$—	$—	$(2,193,919)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$—	(a)
Average amounts sold — in USD	$—	(a)

(a)	Derivative not held at quarter-end. The amounts shown in the Statements of Operations reflect the results of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$53,089,911	$—	$—	$53,089,911
Canada	178,073,884	—	—	178,073,884
China	—	67,256,792	—	67,256,792
Denmark	—	104,433,834	—	104,433,834
France	—	156,025,697	—	156,025,697
Germany	—	215,399,396	—	215,399,396

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (continued) May 31, 2024	BlackRock International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Italy	$—	$65,987,750	$—	$65,987,750
Japan	—	265,056,038	—	265,056,038
Netherlands	—	108,946,494	—	108,946,494
South Korea	—	56,172,134	—	56,172,134
Switzerland	—	28,228,858	—	28,228,858
United Kingdom	—	178,497,117	—	178,497,117
United States	208,567,655	—	—	208,567,655
Short-Term Securities
Money Market Funds	36,436,007	—	—	36,436,007

	$476,167,457	$1,246,004,110	$—	$1,722,171,567

See notes to financial statements.

8	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Statements of Assets and Liabilities

May 31, 2024

	BlackRock Global Dividend Portfolio	BlackRock International Fund

ASSETS
Investments, at value — unaffiliated(a)	$1,287,923,485	$1,685,735,560
Investments, at value — affiliated(b)	2,641,041	36,436,007
Foreign currency, at value(c)	68,006	2,129,232
Receivables:
Capital shares sold	1,900,068	1,796,622
Dividends — unaffiliated	2,857,164	2,079,298
Dividends — affiliated	11,439	115,582
From the Manager	—	123,829
Prepaid expenses	64,835	51,577

Total assets	1,295,466,038	1,728,467,707

LIABILITIES
Payables:
Administration fees	66,173	—
Capital shares redeemed	2,272,755	1,537,944
Custodian fees	32,879	190,379
Interest expense	63,875	—
Investment advisory fees	644,651	836,813
IRS compliance fee for foreign withholding tax claims	2,983,097	—
Directors’ and Officer’s fees	3,966	4,865
Other accrued expenses	55,323	73,146
Other affiliate fees	7,116	41,458
Professional fees	202,025	120,715
Service and distribution fees	96,481	79,830
Transfer agent fees	185,739	376,487

Total liabilities	6,614,080	3,261,637

Commitments and contingent liabilities

NET ASSETS	$ 1,288,851,958	$1,725,206,070

NET ASSETS CONSIST OF:
Paid-in capital	$ 999,995,277	$1,971,254,088
Accumulated earnings (loss)	288,856,681	(246,048,018)

NET ASSETS	$ 1,288,851,958	$1,725,206,070

(a) Investments, at cost — unaffiliated	$ 999,963,676	$1,373,452,606
(b) Investments, at cost — affiliated	$ 2,641,041	$36,436,007
(c) Foreign currency, at cost	$ 67,878	$2,140,589

F I N A N C I A L S T A T E M E N T S	9

Statements of Assets and Liabilities (continued)

May 31, 2024

	BlackRock Global Dividend Portfolio	BlackRock International Fund
NET ASSET VALUE

Institutional

Net assets	$676,032,306	$1,040,610,570

Shares outstanding	54,745,374	51,312,551

Net asset value	$12.35	$20.28

Shares authorized	Unlimited	2 billion

Par value	$0.001	$0.0001

Investor A

Net assets	$377,545,086	$343,143,332

Shares outstanding	30,726,939	17,364,008

Net asset value	$12.29	$19.76

Shares authorized	Unlimited	100 million

Par value	$0.001	$0.0001

Investor C

Net assets	$18,659,294	$5,185,187

Shares outstanding	1,527,019	286,204

Net asset value	$12.22	$18.12

Shares authorized	Unlimited	100 million

Par value	$0.001	$0.0001

Class K

Net assets	$216,615,272	$330,329,241

Shares outstanding	17,506,354	16,283,611

Net asset value	$12.37	$20.29

Shares authorized	Unlimited	2 billion

Par value	$0.001	$0.0001

Class R

Net assets	N/A	$5,937,740

Shares outstanding	N/A	299,404

Net asset value	N/A	$19.83

Shares authorized	N/A	100 million

Par value	N/A	$0.0001

See notes to financial statements.

10	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Statements of Operations

Year Ended May 31, 2024

	BlackRock Global Dividend Portfolio	BlackRock International Fund

INVESTMENT INCOME
Dividends — unaffiliated	$35,858,245	$31,986,387
Dividends — affiliated	418,152	1,853,406
Securities lending income — affiliated — net	—	1,894
Other income	910,231	448,163
Foreign taxes withheld	(1,882,310)	(3,225,950)
Foreign withholding tax claims	3,301,055	1,636,657
IRS compliance fee for foreign withholding tax claims	(3,046,971)	—

Total investment income	35,558,402	32,700,557

EXPENSES
Investment advisory	7,502,217	10,113,752
Service and distribution — class specific	1,161,031	954,889
Transfer agent — class specific	959,865	2,108,233
Administration	514,924	—
Professional	510,583	262,903
Administration — class specific	254,730	—
Registration	150,593	238,309
Accounting services	105,546	130,572
Custodian	83,634	50,824
Printing and postage	32,525	43,701
Directors and Officer	15,965	19,182
Miscellaneous	38,720	66,751

Total expenses excluding interest expense	11,330,333	13,989,116
Interest expense	25,771	24,567

Total expenses	11,356,104	14,013,683

Less:
Fees waived and/or reimbursed by the Manager	(6,048)	(304,819)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	(1,410,034)

Total expenses after fees waived and/or reimbursed	11,350,056	12,298,830

Net investment income	24,208,346	20,401,727

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	23,930,339	(42,886,568)
Investments — affiliated	—	770
Forward foreign currency exchange contracts	—	87,548
Foreign currency transactions	(152,900)	(1,034,653)

	23,777,439	(43,832,903)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	148,444,424	270,485,888
Forward foreign currency exchange contracts	—	(2,193,919)
Foreign currency translations	81,839	194,683

	148,526,263	268,486,652

Net realized and unrealized gain	172,303,702	224,653,749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$196,512,048	$245,055,476

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	BlackRock Global Dividend Portfolio

	Year Ended 05/31/24	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,208,346	$23,512,051
Net realized gain (loss)	23,777,439	(12,342,485)
Net change in unrealized appreciation (depreciation)	148,526,263	(47,862,978)

Net increase (decrease) in net assets resulting from operations	196,512,048	(36,693,412)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(14,718,640)	(44,763,840)
Investor A	(7,216,087)	(25,489,107)
Investor C	(246,379)	(1,768,726)
Class K	(4,122,358)	(7,060,364)

Decrease in net assets resulting from distributions to shareholders	(26,303,464)	(79,082,037)

CAPITAL SHARE TRANSACTIONS

Net decrease in net assets derived from capital share transactions	(145,281,228)	(68,760,395)

NET ASSETS
Total increase (decrease) in net assets	24,927,356	(184,535,844)
Beginning of year	1,263,924,602	1,448,460,446

End of year	$1,288,851,958	$1,263,924,602

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Statements of Changes in Net Assets (continued)

	BlackRock International Fund

	Year Ended 05/31/24	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,401,727	$20,111,620
Net realized loss	(43,832,903)	(239,738,012)
Net change in unrealized appreciation (depreciation)	268,486,652	160,100,207

Net increase (decrease) in net assets resulting from operations	245,055,476	(59,526,185)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(11,961,208)	(13,232,529)
Investor A	(3,194,192)	(3,207,044)
Investor C	(17,321)	(28,758)
Class K	(3,925,366)	(4,225,037)
Class R	(40,221)	(30,965)

Decrease in net assets resulting from distributions to shareholders	(19,138,308)	(20,724,333)

CAPITAL SHARE TRANSACTIONS

Net decrease in net assets derived from capital share transactions	(226,418,447)	(384,806,122)

NET ASSETS
Total decrease in net assets	(501,279)	(465,056,640)
Beginning of year	1,725,707,349	2,190,763,989

End of year	$1,725,206,070	$1,725,707,349

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio

	Institutional

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$10.80	$11.68	$14.37	$11.34	$12.60		$12.94

Net investment income(a)	0.23	0.21	0.20	0.28	0.28		0.33
Net realized and unrealized gain (loss)	1.56	(0.42)	(0.62)	3.50	(0.65)		0.10

Net increase (decrease) from investment operations	1.79	(0.21)	(0.42)	3.78	(0.37)		0.43

Distributions(b)
From net investment income	(0.24)	(0.21)	(0.20)	(0.29)	(0.23)		(0.35)
From net realized gain	—	(0.46)	(2.07)	(0.46)	(0.66)		(0.42)

Total distributions	(0.24)	(0.67)	(2.27)	(0.75)	(0.89)		(0.77)

Net asset value, end of period	$12.35	$10.80	$11.68	$14.37	$11.34		$12.60

Total Return(c)
Based on net asset value	16.80%	(1.34)%	(3.55)%	34.34%	(3.40	)%(d)	3.75%

Ratios to Average Net Assets(e)
Total expenses	0.81%	0.79%	0.75%	0.75%	0.74	%(f)	0.74%

Total expenses after fees waived and/or reimbursed	0.81%	0.79%	0.75%	0.75%	0.74	%(f)	0.74%

Total expenses after fees waived and/or reimbursed excluding professional fees for foreign withholding tax claims	0.78%	0.79%	0.75%	0.75%	0.74	%(f)	0.74%

Net investment income	1.97%	1.98%	1.59%	2.22%	2.75	%(f)	2.69%

Supplemental Data
Net assets, end of period (000)	$676,032	$682,711	$857,966	$970,768	$835,194		$1,089,388

Portfolio turnover rate	50%	53%	42%	86%	28%		20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

14	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio (continued)

	Investor A

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$10.74	$11.62	$14.31	$11.30	$12.55		$12.89

Net investment income(a)	0.20	0.18	0.17	0.25	0.25		0.30
Net realized and unrealized gain (loss)	1.56	(0.41)	(0.62)	3.47	(0.64)		0.10

Net increase (decrease) from investment operations	1.76	(0.23)	(0.45)	3.72	(0.39)		0.40

Distributions(b)
From net investment income	(0.21)	(0.19)	(0.17)	(0.25)	(0.20)		(0.32)
From net realized gain	—	(0.46)	(2.07)	(0.46)	(0.66)		(0.42)

Total distributions	(0.21)	(0.65)	(2.24)	(0.71)	(0.86)		(0.74)

Net asset value, end of period	$12.29	$10.74	$11.62	$14.31	$11.30		$12.55

Total Return(c)
Based on net asset value	16.60%	(1.62)%	(3.81)%	33.94%	(3.54	)%(d)	3.47%

Ratios to Average Net Assets(e)
Total expenses	1.06%	1.04%	1.00%	1.01%	1.00	%(f)	1.01%

Total expenses after fees waived and/or reimbursed	1.06%	1.04%	1.00%	1.01%	1.00	%(f)	1.01%

Total expenses after fees waived and/or reimbursed excluding professional fees for foreign withholding tax claims	1.03%	1.04%	1.00%	1.01%	1.00	%(f)	1.01%

Net investment income	1.73%	1.72%	1.34%	1.98%	2.49	%(f)	2.45%

Supplemental Data
Net assets, end of period (000)	$377,545	$379,256	$474,705	$536,593	$378,291		$438,060

Portfolio turnover rate	50%	53%	42%	86%	28%		20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio (continued)

	Investor C

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$10.68	$11.55	$14.23	$11.23	$12.47		$12.81

Net investment income(a)	0.10	0.09	0.06	0.14	0.17		0.21
Net realized and unrealized gain (loss)	1.56	(0.40)	(0.61)	3.47	(0.62)		0.09

Net increase (decrease) from investment operations	1.66	(0.31)	(0.55)	3.61	(0.45)		0.30

Distributions(b)
From net investment income	(0.12)	(0.10)	(0.06)	(0.15)	(0.13)		(0.22)
From net realized gain	—	(0.46)	(2.07)	(0.46)	(0.66)		(0.42)

Total distributions	(0.12)	(0.56)	(2.13)	(0.61)	(0.79)		(0.64)

Net asset value, end of period	$12.22	$10.68	$11.55	$14.23	$11.23		$12.47

Total Return(c)
Based on net asset value	15.64%	(2.40)%	(4.60)%	32.95%	(4.10	)%(d)	2.69%

Ratios to Average Net Assets(e)
Total expenses	1.87%	1.82%	1.79%	1.77%	1.75	%(f)	1.76%

Total expenses after fees waived and/or reimbursed	1.87%	1.82%	1.79%	1.77%	1.75	%(f)	1.76%

Total expenses after fees waived and/or reimbursed excluding professional fees for foreign withholding tax claims	1.84%	1.82%	1.79%	1.77%	1.75	%(f)	1.76%

Net investment income	0.92%	0.88%	0.48%	1.17%	1.75	%(f)	1.69%

Supplemental Data
Net assets, end of period (000)	$18,659	$24,025	$40,587	$67,805	$172,131		$256,960

Portfolio turnover rate	50%	53%	42%	86%	28%		20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio (continued)

	Class K

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$10.82	$11.70	$14.39	$11.36	$12.62		$12.96

Net investment income(a)	0.24	0.24	0.21	0.29	0.28		0.34
Net realized and unrealized gain (loss)	1.56	(0.44)	(0.62)	3.49	(0.65)		0.09

Net increase (decrease) from investment operations	1.80	(0.20)	(0.41)	3.78	(0.37)		0.43

Distributions(b)
From net investment income	(0.25)	(0.22)	(0.21)	(0.29)	(0.23)		(0.35)
From net realized gain	—	(0.46)	(2.07)	(0.46)	(0.66)		(0.42)

Total distributions	(0.25)	(0.68)	(2.28)	(0.75)	(0.89)		(0.77)

Net asset value, end of period	$12.37	$10.82	$11.70	$14.39	$11.36		$12.62

Total Return(c)
Based on net asset value	16.86%	(1.26)%	(3.48)%	34.36%	(3.36	)%(d)	3.79%

Ratios to Average Net Assets(e)
Total expenses	0.73%	0.71%	0.69%	0.68%	0.69	%(f)	0.70%

Total expenses after fees waived and/or reimbursed	0.73%	0.71%	0.69%	0.68%	0.69	%(f)	0.70%

Total expenses after fees waived and/or reimbursed excluding professional fees for foreign withholding tax claims	0.70%	0.71%	0.69%	0.68%	0.69	%(f)	0.70%

Net investment income	2.08%	2.30%	1.65%	2.30%	2.83	%(f)	2.75%

Supplemental Data
Net assets, end of period (000)	$216,615	$177,933	$75,202	$81,959	$66,498		$78,860

Portfolio turnover rate	50%	53%	42%	86%	28%		20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock International Fund

	Institutional

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 11/01/19 to 05/31/20		Year Ended 10/31/19

Net asset value, beginning of period	$17.76	$18.08	$24.93	$15.99	$16.94		$15.18

Net investment income(a)	0.23	0.19	0.28	0.27	0.03		0.23
Net realized and unrealized gain (loss)	2.50	(0.32)	(5.51)	8.74	(0.78)		1.78

Net increase (decrease) from investment operations	2.73	(0.13)	(5.23)	9.01	(0.75)		2.01

Distributions(b)
From net investment income	(0.21)	(0.19)	(0.17)	(0.07)	(0.20)		(0.25)
From net realized gain	—	—	(1.45)	—	—		—

Total distributions	(0.21)	(0.19)	(1.62)	(0.07)	(0.20)		(0.25)

Net asset value, end of period	$20.28	$17.76	$18.08	$24.93	$15.99		$16.94

Total Return(c)
Based on net asset value	15.47%	(0.60)%	(22.33)%	56.46%	(4.53	)%(d)	13.57%

Ratios to Average Net Assets(e)
Total expenses	0.77%	0.77%	0.73%	0.83%	1.02	%(f)	1.04%

Total expenses after fees waived and/or reimbursed	0.66%	0.65%	0.65%	0.67%	0.89	%(f)	0.89%

Net investment income	1.22%	1.16%	1.28%	1.24%	0.31	%(f)	1.48%

Supplemental Data
Net assets, end of period (000)	$1,040,611	$1,045,591	$1,335,501	$876,037	$200,623		$186,318

Portfolio turnover rate	86%	81%	103%	77%	75%		114%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock International Fund (continued)

	Investor A

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 11/01/19 to 05/31/20		Year Ended 10/31/19

Net asset value, beginning of period	$17.32	$17.62	$24.34	$15.62	$16.55		$14.84

Net investment income(a)	0.18	0.15	0.18	0.15	0.00		0.18
Net realized and unrealized gain (loss)	2.43	(0.31)	(5.34)	8.61	(0.76)		1.74

Net increase (decrease) from investment operations	2.61	(0.16)	(5.16)	8.76	(0.76)		1.92

Distributions(b)
From net investment income	(0.17)	(0.14)	(0.11)	(0.04)	(0.17)		(0.21)
From net realized gain	—	—	(1.45)	—	—		—

Total distributions	(0.17)	(0.14)	(1.56)	(0.04)	(0.17)		(0.21)

Net asset value, end of period	$19.76	$17.32	$17.62	$24.34	$15.62		$16.55

Total Return(c)
Based on net asset value	15.12%	(0.78)%	(22.55)%	56.12%	(4.70	)%(d)	13.24%

Ratios to Average Net Assets(e)
Total expenses	1.04%	1.11%	1.03%	1.12%	1.29	%(f)	1.34%

Total expenses after fees waived and/or reimbursed	0.91%	0.90%	0.90%	0.93%	1.14	%(f)	1.14%

Net investment income	0.97%	0.94%	0.83%	0.76%	0.05	%(f)	1.19%

Supplemental Data
Net assets, end of period (000)	$343,143	$341,132	$406,976	$631,316	$367,092		$381,389

Portfolio turnover rate	86%	81%	103%	77%	75%		114%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock International Fund (continued)

	Investor C

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 11/01/19 to 05/31/20		Year Ended 10/31/19

Net asset value, beginning of period	$15.89	$16.21	$22.54	$14.55	$15.40		$13.77

Net investment income (loss)(a)	0.03	0.02	0.03	(0.09)	(0.07)		0.06
Net realized and unrealized gain (loss)	2.25	(0.28)	(4.94)	8.08	(0.71)		1.65

Net increase (decrease) from investment operations	2.28	(0.26)	(4.91)	7.99	(0.78)		1.71

Distributions(b)
From net investment income	(0.05)	(0.06)	(0.02)	—	(0.07)		(0.08)
From net realized gain	—	—	(1.40)	—	—		—

Total distributions	(0.05)	(0.06)	(1.42)	—	(0.07)		(0.08)

Net asset value, end of period	$18.12	$15.89	$16.21	$22.54	$14.55		$15.40

Total Return(c)
Based on net asset value	14.34%	(1.58)%	(23.12)%	54.92%	(5.12	)%(d)	12.49%

Ratios to Average Net Assets(e)
Total expenses	1.81%	1.82%	1.81%	2.02%	2.18	%(f)	2.25%

Total expenses after fees waived and/or reimbursed	1.66%	1.65%	1.65%	1.74%	1.89	%(f)	1.89%

Net investment income (loss)	0.21%	0.14%	0.14%	(0.51)%	(0.76	)%(f)	0.43%

Supplemental Data
Net assets, end of period (000)	$5,185	$6,299	$9,006	$10,874	$39,891		$53,396

Portfolio turnover rate	86%	81%	103%	77%	75%		114%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock International Fund (continued)

	Class K

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 11/01/19 to 05/31/20		Year Ended 10/31/19

Net asset value, beginning of period	$17.77	$18.09	$24.94	$15.99	$16.95		$15.20

Net investment income(a)	0.24	0.20	0.30	0.28	0.04		0.25
Net realized and unrealized gain (loss)	2.50	(0.32)	(5.52)	8.75	(0.79)		1.77

Net increase (decrease) from investment operations	2.74	(0.12)	(5.22)	9.03	(0.75)		2.02

Distributions(b)
From net investment income	(0.22)	(0.20)	(0.18)	(0.08)	(0.21)		(0.27)
From net realized gain	—	—	(1.45)	—	—		—

Total distributions	(0.22)	(0.20)	(1.63)	(0.08)	(0.21)		(0.27)

Net asset value, end of period	$20.29	$17.77	$18.09	$24.94	$15.99		$16.95

Total Return(c)
Based on net asset value	15.52%	(0.54)%	(22.29)%	56.60%	(4.54	)%(d)	13.61%

Ratios to Average Net Assets(e)
Total expenses	0.65%	0.66%	0.63%	0.66%	0.85	%(f)	0.90%

Total expenses after fees waived and/or reimbursed	0.61%	0.60%	0.60%	0.61%	0.83	%(f)	0.84%

Net investment income	1.28%	1.21%	1.40%	1.29%	0.48	%(f)	1.58%

Supplemental Data
Net assets, end of period (000)	$330,329	$328,126	$434,110	$203,250	$27,572		$16,983

Portfolio turnover rate	86%	81%	103%	77%	75%		114%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock International Fund (continued)

	Class R

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 11/01/19 to 05/31/20		Year Ended 10/31/19

Net asset value, beginning of period	$17.39	$17.69	$24.43	$15.69	$16.56		$14.83

Net investment income (loss)(a)	0.13	0.11	0.15	0.08	(0.03)		0.14
Net realized and unrealized gain (loss)	2.44	(0.31)	(5.39)	8.67	(0.77)		1.76

Net increase (decrease) from investment operations	2.57	(0.20)	(5.24)	8.75	(0.80)		1.90

Distributions(b)
From net investment income	(0.13)	(0.10)	(0.05)	(0.01)	(0.07)		(0.17)
From net realized gain	—	—	(1.45)	—	—		—

Total distributions	(0.13)	(0.10)	(1.50)	(0.01)	(0.07)		(0.17)

Net asset value, end of period	$19.83	$17.39	$17.69	$24.43	$15.69		$16.56

Total Return(c)
Based on net asset value	14.83%	(1.03)%	(22.74)%	55.76%	(4.85	)%(d)	12.99%

Ratios to Average Net Assets(e)
Total expenses	1.38%	1.43%	1.40%	1.29%	1.54	%(f)	1.60%

Total expenses after fees waived and/or reimbursed	1.16%	1.15%	1.15%	1.19%	1.39	%(f)	1.39%

Net investment income (loss)	0.72%	0.67%	0.70%	0.41%	(0.33	)%(f)	0.94%

Supplemental Data
Net assets, end of period (000)	$5,938	$4,560	$5,171	$5,730	$5,250		$10,292

Portfolio turnover rate	86%	81%	103%	77%	75%		114%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

22	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) and BlackRock Series, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. BlackRock Global Dividend Portfolio and BlackRock International Fund (collectively, the “Funds” or individually, a “Fund”) are series of the Trust and the Corporation, respectively.

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Global Dividend Portfolio	Global Dividend Portfolio	Diversified
BlackRock International Fund	International Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (”CDSC“) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

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Notes to Financial Statements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

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Notes to Financial Statements (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of Global Dividend Portfolio, and the Corporation, on behalf of International Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, Global Dividend Portfolio pays the Manager a monthly fee, based on the average daily net assets that are attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:

Investment Advisory Fees

Average Daily Net Assets	Global Dividend Portfolio

First $1 billion	0.600%
$1 billion - $2 billion	0.550
$2 billion - $3 billion	0.525
Greater than $3 billion	0.500

For such services, International Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of International Fund’s net assets:

Investment Advisory Fees

Average Daily Net Assets	International Fund

First $1 billion	0.600%
$1 billion - $3 billion	0.560
$3 billion - $5 billion	0.540
$5 billion - $10 billion	0.520
Greater than $10 billion	0.510

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which it acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

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Notes to Financial Statements (continued)

Service and Distribution Fees: The Trust, on behalf of Global Dividend Portfolio, and the Corporation, on behalf of International Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Global Dividend Portfolio		International Fund

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees

Investor A	0.25%	—	0.25%	—
Investor C	0.25	0.75%	0.25	0.75%
Class R	N/A	N/A	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended May 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

Global Dividend Portfolio	$947,259	$ 213,772	$ —	$1,161,031
International Fund	868,342	58,097	28,450	954,889

Administration: The Trust, on behalf of Global Dividend Portfolio, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended May 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Global Dividend Portfolio	$136,321	$75,675	$4,279	$38,455	$254,730

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2024, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations.

Fund Name	Institutional	Total

International Fund	$217,957	$217,957

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Global Dividend Portfolio	$1,385	$8,686	$2,629	$406	$—	$13,106
International Fund	6,983	7,612	1,755	1,153	200	17,703

For the year ended May 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Global Dividend Portfolio	$594,663	$320,014	$31,507	$13,681	$—	$959,865
International Fund	1,469,268	556,951	10,372	57,420	14,222	2,108,233

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Notes to Financial Statements (continued)

Other Fees: For the year ended May 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

Global Dividend Portfolio	$3,926

International Fund	6,619

For the year ended May 31, 2024, affiliates received CDSCs as follows:

Share Class	Global Dividend Portfolio	International Fund

Investor A	$2,103	$1,811
Investor C	1,182	626

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2024, the amounts waived were as follows:

Fund Name	Amounts Waived

Global Dividend Portfolio	$6,048
International Fund	26,887

With respect to Global Dividend Portfolio, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee through June 30, 2025. With respect to International Fund, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2024, there were no fees waived by the Manager pursuant to these arrangements.

With respect to International Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K	Class R

0.65%	0.90%	1.65%	0.60%	1.15%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of International Fund. For the year ended May 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $277,932, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific, in the Statements of Operations. For the year ended May 31, 2024, class specific expense waivers and/or reimbursements were as follows:

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

International Fund	$948,096	$385,734	$7,389	$57,370	$11,445	$1,410,034

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

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Notes to Financial Statements (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income—affiliated—net in the Statements of Operations. For the year ended May 31, 2024, the Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

International Fund	$401

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended May 31, 2024, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s/the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended May 31, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

International Fund	$7,089,842	$5,960,229	$949,251

7.	PURCHASES AND SALES

For the year ended May 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

Global Dividend Portfolio	$627,699,925	$761,773,481
International Fund	1,463,036,013	1,687,360,736

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

Fund Name	Year Ended 05/31/24	Year Ended 05/31/23

Global Dividend Portfolio
Ordinary income	$26,303,464	$24,064,941
Long term capital gains	—	55,017,096

	$26,303,464	$79,082,037
International Fund
Ordinary income	$19,138,308	$20,724,333

As of May 31, 2024, the tax components of accumulated net earnings were as follows:

Fund Name	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

Global Dividend Portfolio	$6,630,230	$—	$282,226,451	$288,856,681
International Fund	9,470,048	(560,148,432)	304,630,366	(246,048,018)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and the characterization of corporate actions.

As of May 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Global Dividend Portfolio	$1,008,354,861	$299,224,890	$(17,015,225)	$282,209,665
International Fund	1,415,838,204	327,062,965	(20,729,602)	306,333,363

9.	BANK BORROWINGS

The Trust and the Corporation, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2024, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

30	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the certain Funds invest.

The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 05/31/24		Year Ended 05/31/23

Fund Name/Share Class	Shares	Amount	Shares	Amount

Global Dividend Portfolio

Institutional

Shares sold	8,811,753	$101,691,673	25,696,231	$269,175,714

Shares issued in reinvestment of distributions	1,077,859	12,332,602	3,494,072	35,467,513

Shares redeemed	(18,373,485)	(211,482,926)	(39,413,722)	(411,776,019)

	(8,483,873)	$(97,458,651)	(10,223,419)	$(107,132,792)

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (continued)

	Year Ended 05/31/24		Year Ended 05/31/23

Fund Name/Share Class	Shares	Amount	Shares	Amount

Global Dividend Portfolio (continued)

Investor A

Shares sold and automatic conversion of shares	2,072,705	$23,620,371	4,016,050	$41,954,904

Shares issued in reinvestment of distributions	567,141	6,459,760	2,297,321	23,205,051

Shares redeemed	(7,211,729)	(82,461,051)	(11,849,877)	(123,257,138)

	(4,571,883)	$(52,380,920)	(5,536,506)	$(58,097,183)

Investor C

Shares sold	122,328	$1,369,205	246,406	$2,554,868

Shares issued in reinvestment of distributions	20,818	236,867	171,239	1,718,670

Shares redeemed and automatic conversion of shares	(864,774)	(9,819,319)	(1,681,998)	(17,574,923)

	(721,628)	$(8,213,247)	(1,264,353)	$(13,301,385)

Class K

Shares sold	4,014,853	$46,767,267	13,439,389	$145,803,960

Shares issued in reinvestment of distributions	293,128	3,367,495	442,396	4,514,841

Shares redeemed	(3,247,930)	(37,363,172)	(3,861,335)	(40,547,836)

	1,060,051	$12,771,590	10,020,450	$109,770,965

	(12,717,333)	$(145,281,228)	(7,003,828)	$(68,760,395)

International Fund
Institutional

Shares sold	14,920,604	$282,774,138	33,049,390	$550,751,071

Shares issued in reinvestment of distributions	583,920	10,995,686	698,947	11,052,333

Shares redeemed	(23,049,624)	(433,835,118)	(48,760,357)	(799,476,065)

	(7,545,100)	$(140,065,294)	(15,012,020)	$(237,672,661)

Investor A

Shares sold and automatic conversion of shares	2,009,836	$36,927,098	2,318,786	$37,661,812

Shares issued in reinvestment of distributions	160,215	2,945,946	129,692	2,116,883

Shares redeemed	(4,506,194)	(83,297,065)	(5,841,444)	(94,459,924)

	(2,336,143)	$(43,424,021)	(3,392,966)	$(54,681,229)

Investor C

Shares sold	24,249	$408,442	52,883	$783,571

Shares issued in reinvestment of distributions	926	15,854	1,567	23,798

Shares redeemed and automatic conversion of shares	(135,282)	(2,302,035)	(213,748)	(3,196,926)

	(110,107)	$(1,877,739)	(159,298)	$(2,389,557)

Class K

Shares sold	4,214,464	$79,161,551	5,807,671	$96,724,144

Shares issued in reinvestment of distributions	208,533	3,925,312	268,182	4,225,037

Shares redeemed	(6,604,552)	(124,790,126)	(11,612,682)	(190,616,182)

	(2,181,555)	$(41,703,263)	(5,536,829)	$(89,667,001)

Class R

Shares sold	97,751	$1,782,898	75,326	$1,254,131

Shares issued in reinvestment of distributions	2,172	40,213	1,672	25,326

Shares redeemed	(62,787)	(1,171,241)	(107,016)	(1,675,131)

	37,136	$651,870	(30,018)	$(395,674)

	(12,135,769)	$(226,418,447)	(24,131,131)	$(384,806,122)

12.	FOREIGN WITHHOLDINGS TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.

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Notes to Financial Statements (continued)

Assuming there are sufficient foreign taxes paid which each of the Funds is able to pass through to shareholders as a foreign tax credit in the current year, International Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

The Global Dividend Portfolio is seeking a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Global Dividend Portfolio and BlackRock International Fund and the Board of Trustees/Directors of BlackRock Funds II and BlackRock Series, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock Global Dividend Portfolio of BlackRock Funds II and BlackRock International Fund of BlackRock Series, Inc. (the “Funds”), including the schedules of investments, as of May 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights
BlackRock Global Dividend Portfolio	For each of the four years in the period ended May 31, 2024 and for the period from August 1, 2019 through May 31, 2020
BlackRock International Fund	For each of the four years in the period ended May 31, 2024 and for the period from November 1, 2019 through May 31, 2020

The financial highlights for the year ended July 31, 2019 of BlackRock Global Dividend Portfolio were audited by other auditors whose report dated September 24, 2019 expressed an unqualified opinion on those financial highlights. The financial highlights for the year ended October 31, 2019 of BlackRock International Fund were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

July 24, 2024

We have served as the auditor of one or more BlackRock investment companies since 1992.

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Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2024:

Fund Name	Qualified Dividend Income

Global Dividend Portfolio	$31,071,093
International Fund	18,037,674

The Funds intend to pass through to their shareholders the following amounts, or maximum amount allowable by law, of the foreign source income earned and foreign taxes paid for the fiscal year ended May 31, 2024:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid

International Fund	$17,867,264	$565,338

The Funds hereby designate the following amounts, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2024:

Fund Name	Federal Obligation Interest

Global Dividend Portfolio	$44,457
International Fund	172,795

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2024 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

Global Dividend Portfolio	59.79%
International Fund	9.83

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2024:

Fund Name	Interest Dividends

Global Dividend Portfolio	$195,006
International Fund	1,078,944

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2024:

Fund Name	Interest-Related Dividends

Global Dividend Portfolio	$283,594
International Fund	1,102,010

I M P O R T A N T T A X I N F O R M A T I O N	35

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees of BlackRock Funds II (the “Trust”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “Trust Advisory Agreement”) between the Trust, on behalf of BlackRock Global Dividend Portfolio (“Global Dividend Fund”), and BlackRock Advisors, LLC (the “Manager”), its investment advisor. The Board of Trustees of the Trust also considered the approval to continue the sub-advisory agreement (the “Trust Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to Global Dividend Fund.

The Board of Directors of BlackRock Series, Inc. (the “Corporation”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “Corporation Advisory Agreement”) between the Corporation, on behalf of BlackRock International Fund (“International Fund”), and the Manager, its investment advisor. The Board of Directors of the Corporation also considered the approval to continue the sub-advisory agreement (the “Corporation Sub-Advisory Agreement”) between the Manager and the Sub-Advisor with respect to International Fund.

Global Dividend Fund and International Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Trust Advisory Agreement, the Trust Sub-Advisory Agreement, the Corporation Advisory Agreement and the Corporation Sub-Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust and the Board of Directors of the Corporation are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 16, 2024 are referred to as the “April Meeting” and the meetings held on May 16-17, 2024 are referred to as the “May Meeting.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Boards consider the approval of the continuation of the pertinent Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the pertinent Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Boards had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. The Boards also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the pertinent Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the pertinent Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Boards, acting directly and through their committees, considered information that was relevant to their annual consideration of the renewal of the pertinent Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Boards in response to specific questions from the Boards. Among the matters the Boards considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures, as applicable; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Boards received and reviewed materials specifically relating to the renewal of the pertinent Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the pertinent Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

At the May Meeting, each Board concluded, with respect to the pertinent Fund, its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the pertinent Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. Each Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the applicable Fund. Throughout the year, each Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

Each Board considered, among other factors, with respect to BlackRock: the experience of the applicable Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Boards considered the nature and quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Fund’s Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. Each Board considered the operation of BlackRock’s business continuity plans.

The Boards noted that the engagement of the Sub-Advisor with respect to the Funds facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Boards considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the pertinent Fund and its shareholders.

B. The Investment Performance of the Funds

Each Board, including the Independent Board Members, reviewed and considered the performance history of the applicable Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Boards were provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the pertinent Fund as compared to its Performance Peers and, with respect to International Fund, the respective Morningstar Category (“Morningstar Category”) and, with respect to Global Dividend Fund, the respective Lipper Classification (“Lipper Classification”). Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the pertinent Fund throughout the year.

In evaluating performance, the Boards focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Boards recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board of the Trust noted that for the one-, three- and five-year periods reported, Global Dividend Fund ranked in the first, third and second quartiles, respectively, against its Lipper Classification. The Board noted that BlackRock believes that the Lipper Classification is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Lipper Classification during the applicable period.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S A N D S U B - A D V I S O R Y A G R E E M E N T S	37

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board of the Corporation noted that for the one-, three- and five-year periods reported, International Fund ranked in the first, fourth and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by BlackRock and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. The Boards thus recognized that calculating and comparing profitability at the individual fund levels is difficult.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement(s) and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board of the Trust noted that Global Dividend Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board of the Corporation noted that International Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Boards also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Boards additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels.

D. Economies of Scale

Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the pertinent Fund increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

In connection with their consideration of the pertinent Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Trust’s year-long deliberative process, the Board of the Trust, including the Independent Board Members, unanimously approved the continuation of the Trust Advisory Agreement between the Manager and the Trust, on behalf of Global Dividend Fund, for a one-year term ending June 30, 2025, and the Trust Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to Global Dividend Fund, for a one-year term ending June 30, 2025.

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Corporation’s year-long deliberative process, the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreement between the Manager and the Corporation, on behalf of International Fund, for a one-year term ending June 30, 2025, and the Corporation Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to International Fund for a one-year term ending June 30, 2025.

Based upon their evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund, as pertinent, and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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Additional Information

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Sub-Adviser	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
Accounting Agent and Transfer Agent	Sidley Austin LLP
BNY Mellon Investment Servicing (US) Inc.	New York, NY 10019
Wilmington, DE 19809
Address of the Trust/Corporation
Custodian	100 Bellevue Parkway
The Bank of New York Mellon	Wilmington, DE 19809
New York, NY 10286

A D D I T I O N A L I N F O R M A T I O N	41

Glossary of Terms Used in this Report

Currency Abbreviation

USD	United States Dollar

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 24, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 24, 2024